Income Tax Expense	12 Months Ended
Dec. 31, 2025
Income Tax Expense [Abstract]
Income tax expense

Note 10. Income tax expense

	Consolidated
	2025	2024	2023
	$	$	$

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(23,799,710)	(7,849,556)	(4,484,831)

Tax at the statutory tax rate of 25% (Australian company tax rate)	(5,949,927)	(1,962,389)	(1,121,208)

Tax expenses related with previous years’ non-deductible/(taxable) costs in calculating taxable income	-	-	72,196
Reversal of over-accrued tax expense related with previous years U.S. Federal and State taxes	(123,470)
Effect of statutory tax rates difference between Australian company tax rate to Israeli company’s tax rate (23%)	96,064	43,296	56,431
Effect of statutory tax rates difference between Australian company tax rate to U.S. Federal company’s tax rate (21%)	(11,493)	(3,521)	(2,731)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Share-based payments	1,465,252	152,599	152,576
Other temporary differences not recognised	4,598,334	1,609,213	761,813

Tax income (expense)	74,760	(160,802)	(80,923)

Deferred tax assets relating to temporary differences and unused tax losses are recognised only to the extent that is it probable that future taxable profits will be available against which the benefits of the deferred tax asset can be utilised.